Stock Options	12 Months Ended
Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
Stock Options

20. Stock Options

(a) Stock Option Plan

The board of directors approved a stock option plan (the “2003 Plan”) effective on November 1, 2003, pursuant to which directors, officers, employees and consultants of the Company are eligible to receive grants of options for the Company’s common stock. The 2003 Plan expires on November 1, 2023. Up to 10% of the Company’s then outstanding common stocks were reserved for issuance under the 2003 Plan. As of December 31, 2022, 42,800 shares of common stock under the 2003 Plan remain available for issuance. Each stock option entitles its holder to purchase one share of common stock of the Company. Options may be granted for a term not exceeding 10 years from the date of grant. The 2003 Plan is administered by the board of directors.

On August 22, 2012, the board of directors approved a new stock option plan (the “2012 Plan”), which allowed the Company to issue up to 4,000,000 options for common shares and restricted shares of the Company to directors, officers, employees and consultants of the Company. Each stock option entitles its holder to purchase one share of common stock of the Company. Options and restricted shares may be granted for a term not exceeding 10 years from the date of grant. The 2012 Plan is administered by the board of directors. The 2012 Plan have expired on August 22, 2022. Any awards that were outstanding on August 22, 2022 would remain in force according to the terms of the 2012 Plan and the applicable award agreement.

On May 1, 2015, the Company granted 729,000 restricted shares (the “Restricted Shares”) at par value of $0.001 and 1,341,000 options (the “Options”) under the 2012 Plan with an exercise price of $4.98, being the quoted market price of the Company’s shares at the time of grant. The options will expire on April 30, 2023. One-fifth of the Restricted Shares and Options shall vest on the first, second, third, fourth and fifth anniversaries of date of grant, respectively. The Restricted Shares are not subject to any restriction on transfer and repurchase after they are vested. 20% of the Options and Restricted Shares were vested on May 1, 2016. On December 16, 2016, the board of directors approved that an additional 30% of the Options to be vested on December 16, 2016, and restrictions of an additional 30% of the Restricted Shares were removed on December 16, 2016. On April 25, 2018, the board of directors approved that all remaining unvested Options and Restricted Shares that were granted on May 1, 2015 were fully vested on April 25, 2018.

On March 7, 2018, the Company granted 2,000,000 restricted shares (the “2018 Restricted Shares”) at par value of $0.001 under the 2012 Plan, to certain officers and employees of the Company. 60% of the 2018 Restricted Shares will vest on the third anniversary of the date of grant, the remaining 40% 2018 Restricted Shares will vest on the fourth and the fifth anniversary evenly. 60% of the 2018 Restricted Shares vested on March 7, 2021. On November 11, 2021, the board of directors approved that all remaining unvested 2018 Restricted Shares that were granted on March 7, 2018 were fully vested on November 11, 2021.

On September 16, 2020, the board of directors approved an employee share ownership plan (the “2020 ESOP”), where options were granted to officers and employees of the Company the right to purchase up to a 15% equity interest in Sinovac LS upon exercise of the options. The options have an exercise price of $12,000 that vested immediately and have a life of eight years.

(b) Valuation Assumptions

The Company used the Black-Scholes option-pricing model in determining the fair value of stock options issued under the 2020 ESOP, and valuation assumptions include expected volatility of 73.22%, an expected life of 2 years, a risk-free interest rate of 2.72%, and a dividend rate of 0%. As Sinovac LS is a private company with limited equity transactions in the past, expected volatility is estimated based on share price volatilities of a group of public traded development stage vaccine companies and development stage East Asian pharmaceutical companies that most closely represent the stage of Sinovac LS at the time. The expected life represents the amount of time that options granted are expected to be outstanding based on forecasted exercise behavior. The risk-free interest rate is based on the rate at grant date of Chinese government bond yield with an average term equal to the expected term of the option. There were no options granted in the years ended December 31, 2022 and 2021.

(c) Share-based Payment Award Activity

A summary of the Company’s stock options activity for the 2003 and 2012 Plan is presented below:

	Number of Options	Weighted Average Exercise Price ($/option)	Aggregate Intrinsic Value ($)
Outstanding as of January 1, 2022	172,500	$4.98	$257,025
Granted	—	—	—
Exercised	—	—	—
Forfeited / Expired	—	—	—
Outstanding as of December 31, 2022	172,500	$4.98	$257,025
Vested and expected to vest at December 31, 2022	172,500	$4.98	257,025
Exercisable as of December 31, 2022	172,500	$4.98	$257,025

As of December 31, 2022

Exercise Prices ($/option)	Number of Options Outstanding	Remaining Average Contractual Life (years)	Average Exercise Price ($/option)	Number of Options Exercisable	Remaining Contractual Life (years)	Average Exercise Price ($/option)
$4.98	172,500	0.33	4.98	172,500	0.33	$4.98
-	172,500	0.33	4.98	172,500	0.33	4.98

The grant date fair value of options issued under the 2020 ESOP is $7,200 and the options can acquire 15% of Sinovac LS’s equity interest upon exercise. The options were fully exercised in 2020. The aggregate intrinsic value of the options exercised under the 2020 ESOP was $3,000.

Share-based compensation expense, included in cost of sales, selling, general and administrative expenses and R&D expenses is charged to operations over the vesting period of the options using the straight-line amortization method. The share-based compensation expense was $nil in 2022 (2021 - $7,735, 2020 - $10,203). As of December 31, 2022, there was no unrecognized compensation cost related to non-vested stock options and non-vested restricted shares, granted under the 2012 Plan.

The aggregate intrinsic value of the Company’s stock options is calculated as the difference between the exercise price of the options and the quoted price of the common shares that were in the money. The aggregate intrinsic value of the Company’s stock options exercised under the 2003 Plan and the 2012 Plan was $nil for year ended December 31, 2022, determined as of the date of option exercise (2021 - $257, 2020 - $598).

The estimated fair value of stock options vested during the year ended December 31, 2022 was nil (2021 - $nil, 2020 – $nil).